Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

April 29, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  Two Roads Shared Trust (the “Trust”)

       (1933 Act Registration No. 333-182417)

       (1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated April 24, 2019 for the Trust’s Conductor International Equity Value Fund, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 207 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on April 24, 2019.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2497.

 Sincerely,

 /s/ Catherine A. Divalentino

Catherine A. DiValentino